S000043008 [Member] Expense Example - FlexShares Global Quality Real Estate Index Fund - FlexShares Global Quality Real Estate Index Fund	Oct. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 46
Expense Example, with Redemption, 3 Years	147
Expense Example, with Redemption, 5 Years	257
Expense Example, with Redemption, 10 Years	$ 578